Schedule of movements in loss allowance for trade receivables (Details) - Trade receivables [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning	$ 46,768	$ 46,768
Foreign exchange adjustment	923
Ending	$ 47,691	$ 46,768